Accounts Payable (Details) (Successor [Member], USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Successor [Member]
Balance Sheet Components [Line Items]
Trade payables	$ 463.6	$ 428.8
Non-income taxes	21.4	40.5
Other	9.5	9.2
Total	$ 494.5	$ 478.5